Offerings	Jul. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issued under the Sonoma Pharmaceuticals, Inc. 2016 Equity Incentive Plan
Amount Registered | shares	143,924
Proposed Maximum Offering Price per Unit	1.12
Maximum Aggregate Offering Price	$ 161,194.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 22.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Sonoma Pharmaceuticals, Inc. 2016 Equity Incentive Plan described herein.

Estimated solely for calculation of the registration fee pursuant to Rules 457(c) and (h)(1) under the Securities Act, based on the average of the high and low prices for the Registrant’s Common Stock on June 26, 2026, as reported on the Nasdaq Capital Market.

Represents shares of common stock that were added to the share authorized for issuance under the respective plan pursuant to “evergreen” provisions in the plan. Under these provisions, the number of shares authorized for issuance increased by 143,924 shares on April 1, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issued under the Sonoma Pharmaceuticals, Inc. 2024 Equity Incentive Plan
Amount Registered | shares	89,952
Proposed Maximum Offering Price per Unit	1.12
Maximum Aggregate Offering Price	$ 100,746.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.91
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Sonoma Pharmaceuticals, Inc. 2016 Equity Incentive Plan described herein.

Estimated solely for calculation of the registration fee pursuant to Rules 457(c) and (h)(1) under the Securities Act, based on the average of the high and low prices for the Registrant’s Common Stock on June 26, 2026, as reported on the Nasdaq Capital Market.

Represents shares of common stock that were added to the share authorized for issuance under the respective plan pursuant to “evergreen” provisions in the plan. Under these provisions, the number of shares authorized for issuance increased by 89,952 shares on April 1, 2026.